CONVERTIBLE BONDS PAYABLE - Interest expenses related to the convertible notes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONVERTIBLE BONDS PAYABLE
Contractual interest	¥ 249,313	¥ 196,665	¥ 202,776
Amortization of issuance cost	36,623	16,342	20,015
Total interest expenses	¥ 285,936	¥ 213,007	¥ 222,791